ACQUISITIONS OF CONSOLIDATED ENTITIES - Schedule of Balance Sheet Impact On Business Combinations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Equity accounted investments		$ 895
Investment properties	$ 0	3,669
Less:
Goodwill	14,714	14,550	$ 8,815
Financial assets pledged as collateral for liabilities or contingent liabilities	9,700	7,000
Accounts payable and other
Less:
Financial instruments designated as hedging instruments, at fair value	$ 2,400	1,300
Accounts receivable and other
Less:
Description of financial instruments designated as hedging instruments	888 million
Financial instruments designated as hedging instruments, at fair value		950
Private Equity
Less:
Goodwill	$ 5,244	5,218
Infrastructure
Less:
Goodwill	6,634	6,553
Renewable Power
Less:
Goodwill	970	977
Real Estate
Less:
Goodwill	1,404	1,357
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	143	475
Accounts receivable and other	1,925	7,483
Inventory	67	2,363
Property, plant and equipment	8,079	17,453
Deferred income tax assets	46	409
Total assets	11,030	50,789
Less:
Accounts payable and other	(2,800)	(9,945)
Non-recourse borrowings	(3,842)	(3,920)
Deferred income tax liabilities	(34)	(2,426)
Non-controlling interests	(274)	(2,665)
Total liabilities	(6,950)	(18,956)
Net assets acquired	4,080	31,833
Consideration	4,080	31,829
Cash and cash equivalents recognised as of acquisition date	143	475
Assets classified as held for sale		1,584
Identifiable Assets Acquired Recognised As Of Acquisition Date	11,030	50,789
Trade and other payables recognised as of acquisition date	2,800	9,945
Borrowings recognised as of acquisition date	3,842	3,920
Deferred tax liabilities recognised as of acquisition date	34	2,426
Non-controlling interest in acquiree recognised at acquisition date	274	2,665
Liabilities Recognized as of Acquisition Date	6,950	18,956
Identifiable assets acquired (liabilities assumed)	4,080	31,833
Consideration transferred, acquisition-date fair value	4,080	31,829
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	105	344
Accounts receivable and other	1,441	6,706
Inventory	12	2,230
Equity accounted investments		847
Investment properties		0
Property, plant and equipment	84	6,650
Intangible assets	27	7,057
Deferred income tax assets	31	363
Total assets	1,763	27,676
Less:
Accounts payable and other	(55)	(5,025)
Non-recourse borrowings	(1,016)	(1,084)
Deferred income tax liabilities	0	(1,142)
Non-controlling interests	(227)	(1,749)
Total liabilities	(1,298)	(9,000)
Net assets acquired	465	18,676
Consideration	465	18,672
Goodwill	63	3,479
Cash and cash equivalents recognised as of acquisition date	105	344
Assets classified as held for sale		0
Identifiable intangible assets recognised as of acquisition date	27	7,057
Identifiable Assets Acquired Recognised As Of Acquisition Date	1,763	27,676
Trade and other payables recognised as of acquisition date	55	5,025
Borrowings recognised as of acquisition date	1,016	1,084
Deferred tax liabilities recognised as of acquisition date	0	1,142
Non-controlling interest in acquiree recognised at acquisition date	227	1,749
Liabilities Recognized as of Acquisition Date	1,298	9,000
Identifiable assets acquired (liabilities assumed)	465	18,676
Consideration transferred, acquisition-date fair value	465	18,672
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	0	94
Accounts receivable and other	408	553
Inventory	0	74
Equity accounted investments		48
Investment properties		211
Property, plant and equipment	7,334	8,710
Intangible assets	532	3,248
Deferred income tax assets	0	46
Total assets	8,301	17,212
Less:
Accounts payable and other	(2,518)	(2,425)
Non-recourse borrowings	(2,356)	(1,980)
Deferred income tax liabilities	(22)	(1,248)
Non-controlling interests	0	(828)
Total liabilities	(4,896)	(6,481)
Net assets acquired	3,405	10,731
Consideration	3,405	10,731
Goodwill	27	2,644
Cash and cash equivalents recognised as of acquisition date	0	94
Assets classified as held for sale		1,584
Identifiable intangible assets recognised as of acquisition date	532	3,248
Identifiable Assets Acquired Recognised As Of Acquisition Date	8,301	17,212
Trade and other payables recognised as of acquisition date	2,518	2,425
Borrowings recognised as of acquisition date	2,356	1,980
Deferred tax liabilities recognised as of acquisition date	22	1,248
Non-controlling interest in acquiree recognised at acquisition date	0	828
Liabilities Recognized as of Acquisition Date	4,896	6,481
Identifiable assets acquired (liabilities assumed)	3,405	10,731
Consideration transferred, acquisition-date fair value	3,405	10,731
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		31
Accounts receivable and other		114
Inventory		46
Equity accounted investments		0
Investment properties		3,458
Property, plant and equipment		785
Intangible assets		28
Deferred income tax assets		0
Total assets		4,464
Less:
Accounts payable and other		(2,394)
Non-recourse borrowings		(537)
Deferred income tax liabilities		0
Non-controlling interests		(88)
Total liabilities		(3,019)
Net assets acquired		1,445
Consideration		1,445
Goodwill		2
Cash and cash equivalents recognised as of acquisition date		31
Assets classified as held for sale		0
Identifiable intangible assets recognised as of acquisition date		28
Identifiable Assets Acquired Recognised As Of Acquisition Date		4,464
Trade and other payables recognised as of acquisition date		2,394
Borrowings recognised as of acquisition date		537
Deferred tax liabilities recognised as of acquisition date		0
Non-controlling interest in acquiree recognised at acquisition date		88
Liabilities Recognized as of Acquisition Date		3,019
Identifiable assets acquired (liabilities assumed)		1,445
Consideration transferred, acquisition-date fair value		1,445
Total | Renewable Power and Other
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	38	6
Accounts receivable and other	76	110
Inventory	55	13
Equity accounted investments		0
Investment properties		0
Property, plant and equipment	661	1,308
Intangible assets	66	0
Deferred income tax assets	15	0
Total assets	966	1,437
Less:
Accounts payable and other	(227)	(101)
Non-recourse borrowings	(470)	(319)
Deferred income tax liabilities	(12)	(36)
Non-controlling interests	(47)	0
Total liabilities	(756)	(456)
Net assets acquired	210	981
Consideration	210	981
Goodwill	55	0
Cash and cash equivalents recognised as of acquisition date	38	6
Assets classified as held for sale		0
Identifiable intangible assets recognised as of acquisition date	66	0
Identifiable Assets Acquired Recognised As Of Acquisition Date	966	1,437
Trade and other payables recognised as of acquisition date	227	101
Borrowings recognised as of acquisition date	470	319
Deferred tax liabilities recognised as of acquisition date	12	36
Non-controlling interest in acquiree recognised at acquisition date	47	0
Liabilities Recognized as of Acquisition Date	756	456
Identifiable assets acquired (liabilities assumed)	210	981
Consideration transferred, acquisition-date fair value	210	981
Costs
Disclosure of detailed information about business combination [line items]
Intangible assets	625	10,333
Less:
Goodwill	15,539	15,412	$ 9,198
Identifiable intangible assets recognised as of acquisition date	$ 625	10,333
Costs | Total
Less:
Goodwill		$ 6,125